Stock-Based Compensation - Restricted Stock Unit Awards (Details) - $ / shares	6 Months Ended	12 Months Ended
	Oct. 13, 2024	Apr. 28, 2024	Apr. 30, 2023
Weighted-Average Grant Date Fair Value Per Share
Unvested, beginning balance (in dollars per share)	$ 4.34	$ 0
Granted (in dollars per share)		4.34
Cancelled or expired (in dollars per share)		0
Vested (in dollars per share)		0
Unvested, ending balance (in dollars per share)		$ 4.34	$ 0
Restricted Stock Units
Shares
Unvested, beginning balance (in shares)	172,806,000	0
Granted (in shares)		172,806,000	0
Cancelled or expired (in shares)		0
Vested (in shares)	0	0
Unvested, ending balance (in shares)	172,806,000	172,806,000	0
Weighted-Average Grant Date Fair Value Per Share
Unvested, ending balance (in dollars per share)	$ 4.34